UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     June 30, 2010

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   58
Form 13F Information Table Value Total (Thousands):   $92,551

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A123 Systems, Inc.             COM              03739T108     1284   136185 SH       SOLE                    71680             64505
AGA Medical Holdings, Inc.     COM              008368102     1472   115993 SH       SOLE                    12438            103555
Acme Packet, Inc.              COM              004764106      643    23938 SH       SOLE                    23938
Alliance Data Systems Corporat COM              018581108     1461    24547 SH       SOLE                     9764             14783
Amazon.com, Inc.               COM              023135106     4610    42197 SH       SOLE                    31843             10354
Amdocs Ltd.                    COM              G02602103     1862    69356 SH       SOLE                    66500              2856
Approach Resources Inc.        COM              03834A103      327    47579 SH       SOLE                    47579
ArcSight, Inc.                 COM              039666102      202     9006 SH       SOLE                     9006
Arch Capital Group Ltd.        COM              G0450A105     3407    45733 SH       SOLE                    19533             26200
Aruba Networks Inc.            COM              043176106     1860   130640 SH       SOLE                   130640
Atheros Communications, Inc.   COM              04743P108      368    13372 SH       SOLE                    12133              1239
Bill Barrett Corporation       COM              06846N104     1777    57740 SH       SOLE                     5480             52260
Cadence Design Systems, Inc.   COM              127387108      384    66393 SH       SOLE                    57772              8621
Callidus Software, Inc.        COM              13123E500       35    10731 SH       SOLE                                      10731
Cavium Networks, Inc.          COM              14965A101      381    14551 SH       SOLE                    14551
Cisco Systems                  COM              17275R102     2529   118693 SH       SOLE                    78050             40643
Citrix Systems, Inc.           COM              177376100      524    12402 SH       SOLE                    11398              1004
Cognizant Technology Solutions COM              192446102     1166    23299 SH       SOLE                    19221              4078
CommVault Systems, Inc.        COM              204166102     1644    73078 SH       SOLE                    73078
Concho Resources Inc.          COM              20605P101     4100    74107 SH       SOLE                    72212              1895
DemandTec, Inc.                COM              24802R506      243    35995 SH       SOLE                                      35995
Domino's Pizza, Inc.           COM              25754A201     1181   104486 SH       SOLE                   104486
EBay, Inc.                     COM              278642103      571    29100 SH       SOLE                    29100
EHealth, Inc.                  COM              28238P109      232    20391 SH       SOLE                     9398             10993
Ecotality, Inc.                COM              27922Y202      106    20078 SH       SOLE                    20078
Entropic Communications, Inc.  COM              29384R105      299    47149 SH       SOLE                    41811              5338
Global Cash Access Holdings, I COM              378967103      808   112134 SH       SOLE                    16706             95428
Glu Mobile Inc.                COM              379890106       70    52634 SH       SOLE                    52634
Google, Inc. - Cl A            COM              38259P508    25523    57362 SH       SOLE                    51393              5969
Infinera Corporation           COM              45667G103       93    14406 SH       SOLE                    14406
Jackson Hewitt Tax Service, In COM              468202106      480   424826 SH       SOLE                                     424826
Linear Technology Corp.        COM              535678106     1251    45000 SH       SOLE                    20000             25000
LogMeIn, Inc.                  COM              54142L109     1153    43950 SH       SOLE                    32464             11486
MAP Pharmaceuticals, Inc.      COM              56509R108      233    17778 SH       SOLE                                      17778
MSCI, Inc.                     COM              55354G100     1108    40440 SH       SOLE                    39941               499
Magellan Midstream Partners    COM              559080106      457     9775 SH       SOLE                     8359              1416
MedAssets Inc.                 COM              584045108     1273    55147 SH       SOLE                    20573             34574
MedCath Corporation            COM              58404W109      222    28241 SH       SOLE                                      28241
Medidata Solutions, Inc.       COM              58471A105      644    41587 SH       SOLE                    41587
Mellanox Technologies Ltd.     COM              M51363113     1042    47602 SH       SOLE                    47602
MetroPCS Communications        COM              591708102     3998   488176 SH       SOLE                   102385            385791
Monotype Imaging Holdings Inc. COM              61022P100      235    26065 SH       SOLE                    19517              6548
PROS Holdings, Inc.            COM              74346Y103      124    19010 SH       SOLE                    15228              3782
Prestige Brands Holdings, Inc  COM              74112D101      177    24941 SH       SOLE                    20404              4537
Rackspace Hosting, Inc.        COM              750086100     4588   250150 SH       SOLE                   180791             69359
Ruth's Hospitality Group, Inc. COM              783332109       47    11219 SH       SOLE                     8526              2693
SAVVIS, Inc.                   COM              805423308     1068    72398 SH       SOLE                    23690             48708
Salesforce.com, Inc.           COM              79466L302     1463    17051 SH       SOLE                    16600               451
ShorTel, Inc.                  COM              825211105      635   136795 SH       SOLE                    89490             47305
Solarwinds, Inc.               COM              83416B109     3525   219752 SH       SOLE                    99728            120024
Sourcefire, Inc.               COM              83616T108      396    20843 SH       SOLE                    15312              5531
TransDigm Group Inc.           COM              893641100     1842    36100 SH       SOLE                                      36100
VanceInfo Technologies, Inc. - COM              921564100      981    42120 SH       SOLE                    15971             26149
Vanda Pharmaceuticals, Inc.    COM              921659108      179    27150 SH       SOLE                    27150
VeriFone Systems, Inc.         COM              92342Y109     3322   175465 SH       SOLE                    30124            145341
Volcano Corporation            COM              928645100      414    18987 SH       SOLE                    18987
World Westling Entertainment,  COM              98156Q108     1545    99285 SH       SOLE                                      99285
YaHoo!, Inc.                   COM              984332106      987    71320 SH       SOLE                    71320